Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income Tax

Note 8 — Income Tax

The Company’s net deferred tax asset (liabilities) are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$52,959	$—
Startup Costs	541,988	383,835
Total deferred tax assets	594,947	383,835
Valuation allowance	(594,947)	(383,835)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31, 2023	December 31, 2022
Federal
Current	$—	$180,688
Deferred	(211,112)	(371,080)
State
Current	—	$—
Deferred	—	—
Change in valuation allowance	211,112	371,080
Income tax provision	$—	$180,688

As of December 31, 2023 and 2022, the Company had a total of $252,186 and $0, respectively, of U.S. federal net operating loss carry overs available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023, the change in the valuation allowance was $211,112. For the year ended December 31, 2022, the change in the valuation allowance was $371,080.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
Permanent book/tax difference	(136.08)%	(12.39)%
Prior year – M&A (dead deal costs)	503.71%	0.00%
Change in valuation allowance	(388.63)%	(16.79)%
Income tax provision	0.00%	(8.18)%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants, transaction costs associated with warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.